VIA EDGAR

September 7, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Preliminary Proxy Materials for Aberdeen Total Dynamic Dividend Fund (Investment Company Act File No. 811-21980)

Ladies and Gentlemen:

On behalf of Aberdeen Total Dynamic Dividend Fund (the “Fund”), pursuant to the Securities Exchange Act of 1934, as amended (the “1934 Act”), filed herewith are the preliminary proxy materials relating to the annual meeting of shareholders of the Fund to be held on October 18, 2018 (the “Annual Meeting”). The preliminary proxy materials consist of a Notice of Annual Meeting of Shareholders, Proxy Statement and Form of Proxy Card to be used in connection with the Annual Meeting. The Annual Meeting had previously been scheduled for September 19, 2018, but has been postponed to October 18, 2018 to consider and act upon a shareholder proposal.

As set forth in more detail in the accompanying preliminary proxy materials, the Annual Meeting is being held to (i) elect a Trustee to the Board of Trustees of the Fund, and (ii) consider and act upon a shareholder proposal that the Board take the necessary steps to declassify the Board of Trustees of the Fund so that all Trustees are elected on an annual basis.  Please note that certain information in the preliminary proxy materials is in the process of being compiled and will be included in the Fund’s definitive proxy statement filing.

Please be advised, in accordance with the requirements of Rule 14a-6(d) under the 1934 Act, that we propose to prepare definitive materials and mail those materials to shareholders of the Fund on the earliest date practicable.  We would therefore appreciate receiving any comments of the Commission’s staff on the enclosed preliminary proxy materials as soon as possible so as to facilitate these arrangements.

Aberdeen Asset Management Inc.

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.

Please call me at 215-405-5757 or Steven Messer (212-728-8554) from Willkie Farr & Gallagher LLP, counsel to the Fund, with any questions or comments concerning this filing.

Sincerely,

/s/ Jennifer Rogers
Jennifer Rogers

cc:                Lucia Sitar, Aberdeen Asset Management Inc.

Rose DiMartino, Willkie Farr & Gallagher LLP

Steven Messer, Willkie Farr & Gallagher LLP